SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Sep. 22, 2021	Sep. 13, 2018
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ (3,860,000)		$ (2,387,000)		$ 2,453,000
Allowance for doubtful accounts receivable	4,946,000		3,368,000
Intangible asset impairment loss	0		0	[1]	3,661,000
Financing income, net					1,900,000
Goodwill (Note 9)	39,510,000	[2]	39,999,000	[2]	39,862,000
Severance expenses	2,115,000		1,910,000		1,610,000
Advertising expenses	7,300,000		8,000,000		8,100,000
Purchase non-controlling interests percentage						18.70%
Obligation to purchase non-controlling interests						$ 11,300,000
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	33,990,000	[2]	34,215,000	[2]	$ 34,152,000
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage							81.30%
Ituran Spain Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage						18.70%
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	32,300,000
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	3,500,000
One reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	1,700,000		1,700,000
One reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	$ 2,000,000		$ 2,000,000
Minimum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:
[2]	The accumulated amount of goodwill impairment loss as of December 31, 2022, and 2021 was US$29.89 million.